Premises and Equipment - Summary of Future Minimum Lease Payments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 91
2020	71
2021	37
Total	$ 199